Pension and Postretirement Benefits (Weighted Average Assumptions - Projected Benefit Obligation And Net Pension And Postemployment Benefit Cost) (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Composite rate of compensation increase for determining projected benefit obligation	3.00%			3.10%	3.00%
Service Cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate in effect for determining net cost	4.90%
Interest Cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate in effect for determining net cost	3.50%
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate for determining projected benefit obligation at December 31	4.30%			4.60%	4.30%	5.00%
Discount rate in effect for determining net cost		5.00%
Long-term rate of return on plan assets			7.75%	7.75%	7.75%	7.75%
Composite rate of compensation increase for determining projected benefit obligation	3.00%			3.10%	3.00%	3.00%
Composite rate of compensation increase for determining net pension cost (benefit)				3.00%	3.00%	3.00%
Pension Benefit [Member] | Service Cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate in effect for determining net cost				4.60%	5.00%	4.30%
Pension Benefit [Member] | Interest Cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate in effect for determining net cost				3.30%	4.60%	4.30%
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate for determining projected benefit obligation at December 31	4.20%			4.50%	4.20%	5.00%
Discount rate in effect for determining net cost					5.00%
Long-term rate of return on plan assets			5.75%	5.75%	7.75%	7.75%
Composite rate of compensation increase for determining projected benefit obligation	3.00%			3.10%	3.00%	3.00%
Composite rate of compensation increase for determining net pension cost (benefit)				3.00%	3.00%	3.00%
Postretirement Benefit [Member] | Service Cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate in effect for determining net cost				4.60%	5.00%	4.30%
Postretirement Benefit [Member] | Interest Cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate in effect for determining net cost				3.30%	5.00%	4.30%